Hyundai Auto Receivables Trust 2010-A
Monthly Servicing Report

Collection Period	September 2013
Distribution Date	10/15/13
Transaction Month	41
30/360 Days	30
Actual/360 Days	29

I. ORIGINAL DEAL PARAMETERS

Cut off Date:		April 16, 2010
Closing Date:		May 13, 2010

		Dollars	Units	WAC	WARM
Original Pool Balance:		$1,097,444,291.72	63,151	5.14%	59.59
Original Adj. Pool Balance:		$1,071,191,812.19

		Dollar Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$219,000,000.00	19.955%	0.39821%		May 16, 2011
Class A-2 Notes	Fixed	$238,000,000.00	21.687%	0.86000%		November 15, 2012
Class A-3 Notes	Fixed	$317,000,000.00	28.885%	1.50000%		October 15, 2014
Class A-4 Notes	Fixed	$186,850,000.00	17.026%	2.45000%		December 15, 2016
Total Securities		$960,850,000.00	87.553%

Overcollateralization		$110,341,812.19	10.054%
YSOA		$26,252,479.53	2.392%
Total Original Pool Balance		$1,097,444,291.72	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Pool Factor	Balance	Pool Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$-	-	$-	-	$-
Class A-3 Notes	$-	-	$-	-	$-
Class A-4 Notes	$152,725,092.08	0.8173674	$142,626,683.74	0.7633218	$10,098,408.34
Total Securities	$152,725,092.08	0.1589479	$142,626,683.74	0.1484380	$10,098,408.34

Weighted Avg. Coupon (WAC)	5.38%		5.39%
Weighted Avg. Remaining Maturity (WARM)	24.06		23.23
Pool Receivables Balance	$181,329,212.81		$168,855,436.94
Remaining Number of Receivables	27,224		26,423

Adjusted Pool Balance	$178,629,252.15		$166,388,757.19

III. COLLECTIONS

Principal:
Principal Collections	$12,126,165.06
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$310,746.93
Total Principal Collections	$12,436,911.99

Interest:
Interest Collections	$810,428.75
Late Fees & Other Charges	$36,132.28
Interest on Repurchase Principal	$-
Total Interest Collections	$846,561.03

Collection Account Interest	$292.04
Reserve Account Interest	$134.17
Servicer Advances	$-

Total Collections	$13,283,899.23

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Hyundai Auto Receivables Trust 2010-A
Monthly Servicing Report

Collection Period	September 2013
Distribution Date	10/15/13
Transaction Month	41
30/360 Days	30
Actual/360 Days	29

IV. DISTRIBUTIONS

Total Collections					$13,283,899.23
Reserve Account Release					$-
Reserve Account Draw					$-
Total Available for Distribution					$13,283,899.23
		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$151,107.68		$151,107.68	$151,107.68
Collection Account Interest					$292.04
Late Fees & Other Charges					$36,132.28
Total due to Servicer					$187,532.00

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2 Notes		$-		$-
Class A-3 Notes		$-		$-
Class A-4 Notes		$311,813.73		$311,813.73

Total interest:		$311,813.73		$311,813.73	$311,813.73

Available Funds Remaining:					$12,784,553.50

3. Principal Distribution Amount:					$10,098,408.34

		Distributable Amount		Paid Amount
Class A-1 Notes				$-
Class A-2 Notes				$-
Class A-3 Notes				$-
Class A-4 Notes				$10,098,408.34
Class A Notes Total:		10,098,408.34		$10,098,408.34
Total Noteholders Principal				$10,098,408.34

4. Available Amounts Remaining to reserve account					2,686,145.16

5. Trustee Expenses					0.00

6. Remaining Available Collections Released to Certificateholder					2,686,145.16

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$2,699,960.66
Beginning Period Amount	$2,699,960.66
Current Period Amortization	$233,280.91
Ending Period Required Amount	$2,466,679.75
Ending Period Amount	$2,466,679.75
Next Distribution Date Required Amount	$2,245,689.24

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.50%
Beginning Period Required Amount	$5,355,959.06
Beginning Period Amount	$5,355,959.06
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.5% of APB of cut-off date)	$5,355,959.06
Ending Period Amount	$5,355,959.06

VII. OVERCOLLATERALIZATION

Overcollateralization Target	17.50%
Overcollateralization Floor	1.25%
		Beginning	Ending	Target
Overcollateralization Amount		$25,904,160.07	$23,762,073.45	$23,762,073.45
Overcollateralization as a % of Adjusted Pool		14.50%	14.28%	14.28%

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Hyundai Auto Receivables Trust 2010-A
Monthly Servicing Report

Collection Period	September 2013
Distribution Date	10/15/13
Transaction Month	41
30/360 Days	30
Actual/360 Days	29

VIII. DELINQUENCY AND NET LOSS ACTIVITY

	Units Percent	Units	Dollars Percent	Dollar Amount
Current	97.65%	25,801	96.79%	$163,435,027.46
30 - 60 Days	1.86%	492	2.50%	$4,213,328.16
61 - 90 Days	0.39%	103	0.56%	$948,136.35
91 + Days	0.10%	27	0.15%	$258,944.97
		26,423		$168,855,436.94
Total
Delinquent Receivables 61 + days past due	0.49%	130	0.71%	$1,207,081.32
Delinquency Ratio 61+ for 1st Preceding Collection Period	0.55%	150	0.79%	$1,431,645.05
Delinquency Ratio 61+ for 2nd Preceding Collection Period	0.42%	118	0.62%	$1,198,834.74
Three-Month Average Delinquency Ratio	0.49%		0.71%

Repossession in Current Period		33		$297,062.96
Repossession Inventory		44		$224,573.86

Charge-Offs
Gross Principal of Charge-Off for Current Period				$347,610.81
Recoveries				$(310,746.93)
Net Charge-offs for Current Period				$36,863.88

Beginning Pool Balance for Current Period				$181,329,212.81

Net Loss Ratio				0.24%
Net Loss Ratio for 1st Preceding Collection Period				-0.06%
Net Loss Ratio for 2nd Preceding Collection Period				0.37%
Three-Month Average Net Loss Ratio for Current Period				0.18%

Cumulative Net Losses for All Periods				$10,882,950.54
Cumulative Net Losses as a % of Initial Pool Balance				0.99%

Principal Balance of Extensions				$834,956.67
Number of Extensions				87

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